Condensed Consolidated Statement of Profit or (Loss) and Other Comprehensive Income (Loss) - AUD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Sales revenue	$ 10,404,851	$ 9,952,463	$ 20,733,716	$ 19,690,935	$ 33,727,222	$ 29,049,345
Cost of sales	(9,199,857)	(8,110,209)	(18,698,342)	(15,375,900)	(27,810,782)	(24,062,603)
Gross profit	1,204,994	1,842,254	2,035,374	4,315,035	5,916,440	4,986,742
General and administrative expenses	(1,141,438)	(613,336)	(1,971,844)	(1,499,139)	(3,224,843)	(2,467,432)
Selling and marketing expenses	(85,189)	(186,332)	(284,534)	(255,205)	(412,536)
Other income	31,155	41,173	63,529	42,827	707,911	48,273
Operating (loss)/profit	9,522	1,083,759	(157,475)	2,603,518	2,986,972	2,567,583
Finance expenses	(329,854)	(113,371)	(809,190)	(222,599)	(835,813)	(612,735)
Change in fair value of warrant liabilities					141,874
Recapitalization expense					(23,210,293)
(Loss) Profit before income tax	(320,332)	970,388	(966,665)	2,380,919	(20,917,260)	1,954,848
Income tax expense					(313,421)	(109,878)
(Loss) Profit for the period	(320,332)	970,388	(966,665)	2,380,919	(21,230,681)	1,844,970
Other comprehensive income for the period, net of tax
Total comprehensive (loss) income	(320,332)	970,388	(966,665)	2,380,919	(21,230,681)	1,844,970
(Loss) Profit attributable to:
Members of the parent entity	(328,299)	735,668	(941,961)	1,832,032	(21,662,555)	1,432,693
Non-controlling interest	7,967	234,720	(24,704)	548,887	431,874	412,277
Total comprehensive (loss) income attributable to:
Members of the parent entity	(328,299)	735,668	(941,961)	1,832,032	(21,662,555)	1,432,693
Non-controlling interest	$ 7,967	$ 234,720	$ (24,704)	$ 548,887	$ 431,874	$ 412,277
(Loss) Earnings per share attributable to the ordinary equity holders of the parent
Basic (loss) earnings per share (cents)	$ (0.01)	$ 0.04	$ (0.04)	$ 0.13	$ (1.07)	$ 0.10
Diluted (loss) earnings per share (cents)	$ (0.01)	$ 0.04	$ (0.04)	$ 0.13	$ (1.07)	$ 0.10